   As filed with the Securities and Exchange Commission on December 1, 1995


                                                     1933 Act Reg. No. 33-44611
                                                     1940 Act Reg. No. 811-6463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X
                                                                            ---

         Pre-Effective Amendment No.

                                      -----                                 ---
         Post-Effective Amendment No.   8                                    X

                                      -----                                 ---

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No.  10                                                   X
                       ----                                                 ---


(Check appropriate box or boxes.)


                          AIM INTERNATIONAL FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              11 Greenway Plaza, Suite 1919, Houston, TX   77046
              ----------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)


       Registrant's Telephone Number, including Area Code (713) 626-1919
                                                          --------------

                                Charles T. Bauer
                11 Greenway Plaza, Suite 1919, Houston, TX 77046
                ------------------------------------------------
                    (Name and Address of Agent for Service)


                                    Copy to:

   P. Michelle Grace, Esquire                      Martha J. Hays, Esquire
     A I M Advisors, Inc.                    Ballard Spahr Andrews & Ingersoll
  11 Greenway Plaza, Suite 1919                1735 Market Street, 51st Floor
    Houston, Texas  77046-1173             Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering:        As soon as practicable
                                                     after the effective date of
                                                     this Amendment

It is proposed that this filing will become effective (check appropriate box)


  X               immediately upon filing pursuant to paragraph (b)
-----
-----             on (date) pursuant to paragraph (b)

                  60 days after filing pursuant to paragraph (a)(1)
-----
                  on (date) pursuant to paragraph (a)(1)
-----
                  75 days after filing pursuant to paragraph (a)(2)
-----
                  on (date) pursuant to paragraph (a)(2) of rule 485


                            (continued on next page)

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date
-----             for a previously filed post-effective amendment.

Registrant continues its election to register an indefinite number of its shares of Common Stock pursuant to Rule 24f-2 under the Investment Company Act of 1940 and accordingly, filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1994, on December 22, 1994.

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

I.  AIM INTERNATIONAL EQUITY FUND

N-1A ITEM NO.                                                                                         PROSPECTUS LOCATION
-------------                                                                                         -------------------
PART A
    Item  1.      Cover Page    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Cover Page
    Item  2.      Synopsis  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Summary; Table of Fees and Expenses
    Item  3.      Condensed Financial Information   . . . . . . . . . . . . . . . . .   Financial Highlights; Performance
    Item  4.      General Description of Registrant   . . . . . . . . . . . . . . . . . . . . . .    Cover Page; Summary;
                                                                                       Investment Objective and Policies;
                                                                                       Hedging Strategies and Other
                                                                                       Investment Techniques; Risk
                                                                                       Factors; Investment Restrictions;
                                                                                       General Information; Management
    Item  5.      Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . .   Management; General Information
    Item 5A.      Management's Discussion of the Fund   . . . . . . . . . . . . . . . . . . . [included in annual report]
    Item  6.      Capital Stock and Other Securities  . . . . . . . . . . . . . . . .   Summary; Dividends, Distributions
                                                                                       and Tax Matters; General
                                                                                       Information
    Item  7.      Purchase of Securities Being Offered    . . . . . . . . . . . . . . . . . . .   How to Purchase Shares;
                                                                                       Terms and Conditions of Purchase
                                                                                       of the AIM Funds; Determination of
                                                                                       Net Asset Value; Management
    Item  8.      Redemption or Repurchase  . . . . . . . . . . . . . . . . . . . . . . . . . . .    How to Redeem Shares
    Item  9.      Pending Legal Proceedings   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Not Applicable

                                                                             STATEMENT OF ADDITIONAL INFORMATION LOCATION
                                                                             --------------------------------------------
PART B
    Item 10.      Cover Page    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Cover Page
    Item 11.      Table of Contents   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Table of Contents
    Item 12.      General Information and History   . . . . . . . . . . . . . . . . . . . . . . . . . . .   Introduction;
                                                                                       General Information About the
                                                                                       Company; Miscellaneous Information
    Item 13.      Investment Objectives and Policies    . . . . . . . . . . . . . . . . . . . .    Hedging Strategies and
                                                                                       Other Investment Techniques;
                                                                                       Investment Restrictions
    Item 14.      Management of the Fund    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Management
    Item 15.      Control Persons and Principal
                      Holders of Securities   . . . . . . . . . . . . . . . . . . . . . . . .   Miscellaneous Information
    Item 16.      Investment Advisory and Other Services    . . . . . . . . . . . .    Management; The Distribution Plans
    Item 17.      Brokerage Allocation and
                      Other Practices   . . . . . . . . . . . . . . . . . . . . .    Portfolio Transactions and Brokerage
    Item 18.      Capital Stock and Other Securities  . . . . . . . . . . . . . .  General Information about the Company;
                                                                                       Miscellaneous Information
    Item 19.      Purchase, Redemption and Pricing of
                      Securities Being Offered    . . . . . . . . . . . . . . . . .    How to Purchase and Redeem Shares;
                                                                                       Net Asset Value Determination
    Item 20.      Tax Status    . . . . . . . . . . . . . . . . . . . . . . .   Dividends, Distributions, and Tax Matters
    Item 21.      Underwriters    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Management; The Distributor
    Item 22.      Calculations of Performance Data    . . . . . . . . . . . . . . . . . . . . . . . . . . .   Performance
    Item 23.      Financial Statements    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Financial Statements

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

II. AIM GLOBAL AGGRESSIVE GROWTH FUND
    AIM GLOBAL GROWTH FUND
    AIM GLOBAL INCOME FUND

N-1A ITEM NO.                                                                                         PROSPECTUS LOCATION
-------------                                                                                         -------------------
PART A
    Item  1.      Cover Page    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Cover Page
    Item  2.      Synopsis  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Summary; Table of Fees and Expenses
    Item  3.      Condensed Financial Information   . . . . . . . . . . . . . . . . .   Financial Highlights; Performance
    Item  4.      General Description of Registrant   . . . . . . . . . . . . . . . . . . . . . .    Cover Page; Summary;
                                                                                      Investment Objectives and Policies;
                                                                                      Hedging Strategies; Other
                                                                                      Investment Techniques; Risk
                                                                                      Factors; Investment Restrictions;
                                                                                      General Information; Management
    Item  5.      Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . .   Management; General Information
    Item 5A.      Management's Discussion of Fund Performances  . . . . . . . . . . . . . . . [included in annual report]
    Item  6.      Capital Stock and Other Securities  . . . . . . . . . . . . . . . .   Summary; Dividends, Distributions
                                                                                      and Tax Matters; General
                                                                                      Information
    Item  7.      Purchase of Securities Being Offered    . . . . . . . . . . . . . . . . . . .   How to Purchase Shares;
                                                                                      Terms and Conditions of Purchase of
                                                                                      the AIM Funds; Determination of Net
                                                                                      Asset Value; Management
    Item  8.      Redemption or Repurchase  . . . . . . . . . . . . . . . . . . . . . . . . . . .    How to Redeem Shares
    Item  9.      Pending Legal Proceedings   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Not Applicable

                                                                             STATEMENT OF ADDITIONAL INFORMATION LOCATION
                                                                             --------------------------------------------
PART B
    Item 10.      Cover Page    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    Cover Page
    Item 11.      Table of Contents   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Table of Contents
    Item 12.      General Information and History   . . . . . . . . . . . . . . . . . . . . . . . . . . .   Introduction;
                                                                                      General Information About the
                                                                                      Company; Miscellaneous Information
    Item 13.      Investment Objectives and Policies    . . . . . . . . . . . . . . . . . . . .    Hedging Strategies and
                                                                                      Other Investment Techniques;
                                                                                      Investment Restrictions
    Item 14.      Management of the Fund Registrant   . . . . . . . . . . . . . . . . . . . . . . . . . . .    Management
    Item 15.      Control Persons and Principal
                      Holders of Securities   . . . . . . . . . . . . . . . . . . . . . . . .   Miscellaneous Information
    Item 16.      Investment Advisory and Other Services    . . . . . . . . . . . .    Management; The Distribution Plans
    Item 17.      Brokerage Allocation and
                      Other Practices   . . . . . . . . . . . . . . . . . . . . .    Portfolio Transactions and Brokerage
    Item 18.      Capital Stock and Other Securities  . . . . . . . . . . . . . .  General Information about the Company;
                                                                                                Miscellaneous Information
    Item 19.      Purchase, Redemption and Pricing of
                      Securities Being Offered    . . . . . . . . . . . . . . . . .    How to Purchase and Redeem Shares;
                                                                                      Net Asset Value Determination
    Item 20.      Tax Status    . . . . . . . . . . . . . . . . . . . . . . .  Dividends, Distributions, and Tax Matters
    Item 21.      Underwriters    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Management; The Distributor
    Item 22.      Calculations of Performance Data    . . . . . . . . . . . . . . . . . . . . . . . . . . .  Performance
    Item 23.      Financial Statements    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

Part A (Prospectus) and Part B (Statement of Additional Information) of Post-Effective Amendment No. 7 are hereby incorporated by reference into Post-Effective Amendment No. 8 as if fully set forth herein.

                                     PART C
                               OTHER INFORMATION

Item 24.     (a)    Financial Statements:

             (1) Class A shares of AIM Global Aggressive Growth Fund; AIM Global Growth Fund; and AIM Global Income Fund

                    In Part A:    Financial Highlights

                    In Part B:    (1)     Report of Independent Auditors
                                  (2)     Schedule of Investments as of October
                                          31, 1994
                                  (3)     Statement of Assets and Liabilities
                                          as of October 31, 1994
                                  (4)     Statement of Operations for the
                                          period September 15, 1994 (date
                                          operations commenced) through October
                                          31, 1994
                                  (5)     Statements of Changes in Net Assets
                                          for the period September 15, 1994
                                          (date operations commenced) October
                                          31, 1994

             (2) Class B shares of AIM Global Aggressive Growth Fund; AIM Global Growth Fund; and AIM Global Income Fund

                    In Part A:    Financial Highlights

                    In Part B:    (1)     Report of Independent Auditors
                                  (2)     Schedule of Investments as of October
                                          31, 1994
                                  (3)     Statement of Assets and Liabilities
                                          as of October 31, 1994
                                  (4)     Statement of Operations for the
                                          period September 15, 1994 (date
                                          operations commenced) through October
                                          31, 1994
                                  (5)     Statements of Changes in Net Assets
                                          for the period September 15, 1994
                                          (date operations commenced) through
                                          October 31, 1994

             (3)    Class A shares of AIM International Equity Fund

                    In Part A:    Financial Highlights

                    In Part B:    (1)     Report of Independent Auditors
                                  (2)     Schedule of Investments as of October
                                          31, 1994
                                  (3)     Statement of Assets and Liabilities
                                          as of October 31, 1994
                                  (4)     Statement of Operations for the year
                                          ended October 31, 1994
                                  (5)     Statements of Changes in Net Assets
                                          for the years ended October 31, 1994
                                          and 1993

             (4)    Class B shares of AIM International Equity Fund

                    In Part A:    Financial Highlights

                    In Part B:    (1)     Report of Independent Auditors
                                  (2)     Schedule of Investments as of October
                                          31, 1994
                                  (3)     Statement of Assets and Liabilities
                                          as of October 31, 1994
                                  (4)     Statement of Operations for the
                                          period September 15, 1994 (date
                                          operations commenced) through October
                                          31, 1994
                                  (5)     Statements of Changes in Net Assets
                                          for the period September 15, 1994
                                          (date operations commenced) through
                                          October 31, 1994

             ______________________

             (b)    Exhibits

Exhibit
Number          Description
-------         -----------

(1)  (a)   -    Articles of Incorporation of Registrant were filed as an
                Exhibit to Registrant's Registration Statement on December 19,
                1991, and are hereby incorporated by reference.

     (b)   -    Articles of Amendment, dated May 21, 1992, were filed as an
                Exhibit to Registrant's Post-Effective Amendment No. 1 on
                February 23, 1993, and are hereby incorporated by reference.

     (c)   -    Articles of Amendment, dated May 21, 1992, were filed as an
                Exhibit to Registrant's Post-Effective Amendment No. 1 on
                February 23, 1993, and are hereby incorporated by reference.

     (d)   -    Articles Supplementary, dated June 29, 1994, to Articles of
                Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994, and are hereby incorporated by reference.

     (e)   -    Articles Supplementary, dated August 4, 1994, to Articles of
                Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994, and are hereby incorporated by reference.

(2)        -    By-Laws of Registrant were filed as an Exhibit to Registrant's
                Registration Statement on December 19, 1991, and are hereby incorporated by reference.

(3)        -    Voting Trust Agreements - None.

(4)  (a)   -    Specimen Certificate for AIM International Equity Fund was
                filed as an Exhibit to Registrant's Post-Effective Amendment
                No. 1 on February 23, 1993, and is hereby incorporated by reference.

     (b)   -    Specimen Certificates for Class A shares and Class B shares of
                AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM
                Global Income Fund and AIM International Equity Fund were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on
                February 23, 1995, and are hereby incorporated by reference.

(5)  (a)   -    Investment Advisory Agreement, dated as of November 8, 1991, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December 19,
                1991, and is hereby incorporated by reference.


     (b)   -    Investment Advisory Agreement, dated as of October 18, 1993, between Registrant on behalf of its AIM International Equity
                Fund and A I M Advisors, Inc. was filed as an Exhibit to
                Registrant's Post-Effective Amendment No. 3 on February 24,
                1994, and is hereby incorporated by reference.


     (c)   -    Master Investment Advisory Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and
                AIM Global Income Fund was filed as an Exhibit to Registrant's
                Post-Effective Amendment No. 6 on September 2, 1994, and is hereby incorporated by reference.

(6)  (a)   -    (1) Distribution Agreement, dated December 11, 1991, between
                Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December 19, 1991.

           - (2) Distribution Agreement, dated October 18, 1993, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

           - (3) Master Distribution Agreement, dated September 10, 1994, between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and is hereby incorporated by reference.

           - (4) Master Distribution Agreement, dated September 10, 1994, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

           - (5) Amended and Restated Master Distribution Agreement, dated May 2, 1995, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. is filed herewith electronically.

     (b)   -    Form of Selected Dealer Agreement between A I M Distributors,
                Inc. and selected dealers is filed herewith electronically.

     (c)   -    Form of Bank Selling Group Agreement between A I M
                Distributors, Inc. and banks is filed herewith electronically.


(7)  (a)   -    Retirement Plan for Registrant's Non-Affiliated Directors was
                filed as an Exhibit to Registrant's Post-Effective Amendment
                No. 4 on June 29, 1994, and is hereby incorporated by reference.

     (b)   -    Form of Deferred Compensation Agreement for Registrant's
                Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994, and is hereby incorporated by reference.

(8)  (a)   -    Custodian Agreement between Registrant and State Street Bank and Trust Company, dated as of November 8, 1991, was filed as an Exhibit to Registrant's Registration Statement on December
                19, 1991, and is hereby incorporated by reference.

     (b)   -    Amendment, dated July 1, 1994, to Custodian Agreement between
                Registrant and State Street Bank and Trust Company dated
                November 8, 1991 was filed as an Exhibit to Registrant's
                Post-Effective Amendment No. 6 on September 2, 1994, and is hereby incorporated by reference.


(9)  (a)   -    (1) Transfer Agency Agreement between Registrant and The
                Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                February 23, 1993.

           - (2) Amendment, dated May 15, 1992, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

           - (3) Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

           - (4) Amendment No. 3, dated July 1, 1994, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

           - (5) Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and is hereby incorporated by reference.

           - (6) Remote Access and Related Services Agreement, dated as December 23, 1994, between the Registrant and The Shareholder Services Group, Inc. was filed as an Exhibit to Post-Effective Amendment No. 7 on February 23, 1995, and is hereby incorporated by reference.

     (b)   -    (1) Administrative Services Agreement, dated December 10, 1991, between the Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December 19,
                1991.

           - (2) Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. and Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994, and is hereby incorporated by reference.


           - (3) Master Administrative Services Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and is hereby incorporated by reference.


           - (4)(i) Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. on behalf of Registrant's portfolios, and A I M Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

           - (4)(ii) Amendment No. 1, dated May 11, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

           - (4)(iii) Amendment No. 2, dated July 1, 1994, to Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

           - (4)(iv) Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.


     (c)   -    (1) Accounting Services Agreement, dated as of November 5,
                1991, between the Registrant and State Street Bank and Trust
                Company was filed as an Exhibit to Registrant's Pre-Effective
                Amendment No. 2 on April 2, 1992, and is hereby incorporated by reference.

           - (2) Amendment No. 1, dated July 1, 1994, to Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and is hereby incorporated by reference.


     (d)   -    (1) Shareholder Sub-Accounting Services Agreement among the
                Registrant, The Shareholder Services Group, Inc., Financial
                Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith,
                Inc., was filed as an Exhibit to Registrant's Post-Effective
                Amendment No. 1 on February 23, 1993.

           - (2) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated February 1, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.


(10)       -    Opinion and Consent of Spengler Carlson Gubar Brodsky &
                Frischling was filed as an Exhibit to Registrant's Registration
                Statement on December 19, 1991, and is hereby incorporated by reference.


(11) (a)   -    Consent of Ballard Spahr Andrews & Ingersoll was filed as an
                Exhibit to Registrant's Post-Effective Amendment No. 7 on
                February 23, 1995, and is hereby incorporated by reference.

     (b)   -    Consent of KPMG Peat Marwick LLP was filed as an Exhibit to
                Registrant's Post-Effective Amendment No. 7 on February 23,
                1995, and is hereby incorporated by reference.


(12)       -    Financial Statements - None.


(13)       -    Agreement Concerning Initial Capitalization of the Registrant's
                AIM Global Aggressive Growth Fund, AIM Global Growth Fund and
                AIM Global Income Fund was filed as an Exhibit to Registrant's
                Post-Effective Amendment No. 7 on February 23, 1995, and is hereby incorporated by reference.


(14) (a)   -    (1) Form of Registrant's IRA Documents was filed as an Exhibit to Registrant's Registration Statement on December 19, 1991, and is hereby incorporated by reference.

           - (2) Revised Form of Registrant's IRA Documents was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on August 16, 1993, and is hereby incorporated by reference.

     (b)   -    Revised Form of Registrant's Simplified Employee Pension -
                Individual Retirement Accounts Contribution Agreement was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on
                August 16, 1993, and is hereby incorporated by reference.

     (c)   -    Forms of Registrant's Money Purchase Pension and Profit Sharing
                Plan (and applicable Adoption Agreements) and Registrant's
                Profit Sharing/401(k) Trust were filed as an Exhibit to Registrant's Registration Statement on December 19, 1991, and are hereby incorporated by reference.

     (d)   -    Form of Registrant's 403(b) Plan was filed as an Exhibit to
                Registrant's Registration Statement on December 19, 1991, and is hereby incorporated by reference.


(15) (a)   -    (1) Registrant's Distribution Plan was filed as an Exhibit to
                Registrant's Post-Effective Amendment No. 1 on February 23,
                1993.

           - (2) Distribution Plan, and related forms of agreements, on behalf of the Registrant's AIM International Equity Fund, dated September 27, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

           - (3) Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

           - (4) Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

           - (5) Amended Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares are filed herewith electronically.

           - (6) Amended Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares are filed herewith electronically.

           - (7) Amended and Restated Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares are filed herewith electronically.


(16) (a)   -    Schedule of Performance Quotations - Schedule of Performance
                Quotations on behalf of Registrant's AIM International Equity
                Fund were filed as an Exhibit to Registrant's Post-Effective
                Amendment No. 1 on February 23, 1993, and is hereby incorporated by reference.

     (b)   -    Schedules of Performance Quotations - Schedule of Performance
                Quotations on behalf of Registrant's AIM Global Aggressive
                Growth Fund, AIM Global Growth Fund and AIM Global Income Fund were filed as an Exhibit to Registrant's Post-Effective
                Amendment No. 4 on June 29, 1994, and are hereby incorporated by reference.


(18)       -    Rule 18f-3 Plan - None.

(27)       -    Financial Data Schedule - None.


Item 25.  Persons Controlled by or under Common Control with Registrant

     Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

     Not Applicable

Item 26.  Number of Holders of Securities

     State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


                                                          Number of Record Holders
                                                           as of October 31, 1995
                                                         -------------------------
         Title of Class                                  Class A          Class B
         --------------                                  -------          -------
         AIM International Equity Fund                     70,545           6,621
         AIM Global Aggressive Growth Fund                 22,418          14,749
         AIM Global Growth Fund                             2,463           2,246
         AIM Global Income Fund                               634             401


Item 27.   Indemnification

     State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

     Pursuant to the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $15,000,000 limit of liability.

Item 28.  Business and Other Connections of Investment Advisor

     Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the cast two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

     The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Management--Investment Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 29(b) of this Part C.

Item 29.  Principal Underwriters

     (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

           AIM Equity Funds, Inc. (Retail Classes)
           AIM Funds Group
           AIM Investment Securities Funds
           AIM Summit Fund, Inc.
           AIM Tax-Exempt Funds, Inc.
           AIM Variable Insurance Funds, Inc.

     (b)

Name and Principal                        Position and Offices                       Position and Offices
Business Address*                         with Principal Underwriter                 with Registrant
----------------                          --------------------------                 ---------------
Charles T. Bauer                          Chairman of the                            Chairman of the
                                          Board of Directors                         Board of Directors

Michael J. Cemo                           President & Director                       None

Gary T. Crum                              Director                                   Senior Vice President


Robert H. Graham                          Senior Vice President                      President & Director
                                          & Director

W. Gary Littlepage                        Senior Vice President                      None
                                          & Director


James L. Salners                          Senior Vice President &                    None
                                          Director

John Caldwell                             Senior Vice President                      None

Gordon J. Sprague                         Senior Vice President                      None

Michael C. Vessels                        Senior Vice President                      None


Lawrence E. Manierre                      First Vice President                       None

James E. Stueve                           First Vice President                       None




__________________________________

* 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

Name and Principal                        Position and Offices                       Position and Offices
Business Address*                         with Principal Underwriter                 with Registrant
----------------                          --------------------------                 ---------------
John J. Arthur                            Vice President & Treasurer                 Senior Vice President
                                                                                     & Treasurer

William H. Kleh                           Vice President                             Senior Vice President


Ofelia M. Mayo                            Vice President, Assistant                  Assistant Secretary
                                          Secretary & General Counsel

Carol F. Relihan                          Vice President                             Vice President &
                                                                                         Secretary

Charles R. Dewey                          Vice President                             None

Sidney M. Dilgren                         Vice President                             None

Frank V. Serebrin                         Vice President                             None

B.J. Thompson                             Vice President                             None


Robert D. Van Sant                        Vice President


David E. Hessel                           Assistant Vice President,                  None
                                          Assistant Treasurer &
                                          Controller


Kathleen J. Pflueger                      Secretary                                  Assistant Secretary


Melville B. Cox                           Assistant Vice President                   Vice President

Mary E. Gentempo                          Assistant Vice President                   None

Jeffrey L. Horne                          Assistant Vice President                   None

Kim T. Lankford                           Assistant Vice President                   None


David L. Kite                             Assistant General Counsel &                Assistant Secretary
                                          Assistant Secretary


Nancy L. Martin                           Assistant General Counsel &                Assistant Secretary
                                          Assistant Secretary

Samuel D. Sirko                           Assistant General Counsel &                Assistant Secretary
                                          Assistant Secretary

Stephen I. Winer                          Assistant Secretary                        Assistant Secretary




______________________

* 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173

     (c)   Not Applicable

Item 30.  Location of Accounts and Records

     With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 31.  Management Services

     Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

     Not Applicable

Item 32.  Undertakings

     The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the applicable Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 1st day of December, 1995.



                                    REGISTRANT:    AIM INTERNATIONAL FUNDS, INC.

                                        By:     /S/ ROBERT H. GRAHAM
                                                --------------------------------
                                                Robert H. Graham, President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                 SIGNATURES                                       TITLE                          DATE
                 ----------                                       -----                          ----
    /S/ CHARLES T. BAUER                                   Chairman & Director             December 1, 1995
    -------------------------------------
             (Charles T. Bauer)

    /S/ ROBERT H. GRAHAM                                  Director & President             December 1, 1995
    -------------------------------------             (Principal Executive Officer)
             (Robert H. Graham)

    /S/ BRUCE L. CROCKETT                                       Director                   December 1, 1995
    -------------------------------------
             (Bruce L. Crockett)

   /S/ OWEN DALY II                                             Director                   December 1, 1995
   --------------------------------------
               (Owen Daly II)

  /S/ CARL FRISCHLING                                           Director                   December 1, 1995
  ----------------------------------------
              (Carl Frischling)

    /S/ JOHN F. KROEGER                                         Director                   December 1, 1995
    -------------------------------------
              (John F. Kroeger)

    /S/ LEWIS F. PENNOCK                                        Director                   December 1, 1995
    -------------------------------------
             (Lewis F. Pennock)

    /S/ IAN W. ROBINSON                                         Director                   December 1, 1995
    -------------------------------------
              (Ian W. Robinson)

   /S/ LOUIS S. SKLAR                                           Director                   December 1, 1995
   ---------------------------------------
              (Louis S. Sklar)
                                                        Senior Vice President &            December 1, 1995
  /S/ JOHN J. ARTHUR                                 Treasurer (Principal Financial
  ----------------------------------------               and Accounting Officer)
              (John J. Arthur)

                               INDEX TO EXHIBITS


 Exhibit
 Number                                          Description
 ------                                          -----------
 6(a)(5)              Amended and Restated Master Distribution Agreement, dated May 2,
                      1995, between the Registrant (on behalf of the portfolios' Class
                      B shares) and A I M Distributors, Inc.

 6(b)                 Form of Selected Dealer Agreement between A I M Distributors,
                      Inc. and selected dealers.

 6(c)                 Form of Bank Selling Group Agreement between A I M Distributors,
                      Inc. and banks.

 15(a)(5) Amended Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares.

 15(a)(6) Amended Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares.

 15(a)(7)             Amended and Restated Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares.